Capital Management - Additional Information (Detail)	9 Months Ended
Jul. 31, 2021
Disclosure of capital management [abstract]
Capital conservation buffer, percentage	2.50%
Common equity surcharge, percentage	1.00%
Domestic stability buffer, percentage	1.00%
Future change in domestic stability buffer percentage	2.50%
Domestic stability buffer effective date	Oct. 31, 2021